Our Significant Accounting Policies (Concentration of Credit Risk) (Details)	12 Months Ended
Dec. 28, 2024
Customer Concentration Risk | Wal-Mart | Revenue, Net
Concentration Risk [Line Items]
Concentration risk, percentage	14.00%